Average Annual Total Returns (Vanguard Mega Cap Index Fund Institutional)	Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	CRSP US Mega Cap Index Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	MSCI US Large Cap 300 Index Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Spliced Mega Cap Index Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.14%	31.49%	18.64%	32.20%	32.07%	32.23%
Five Years	17.54%	17.11%	14.26%	none	17.59%	17.62%
Since Inception	7.80%	7.41%	6.18%		7.83%	7.85%